Goodwill and Other Intangible Assets - Future estimated amortization expense on specifically identifiable intangibles (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Goodwill and Other Intangible Assets
2019	$ 515
2020	441
2021	441
2022	441
2023	441
Thereafter	857
Net Carrying Amount	$ 3,136